Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2021	2020
	$	$

Trade payables	28,436	16,949
Other payables and accrued liabilities	15,872	13,368
	44,308	30,317